COMMITMENTS, CONTINGENCIES AND GUARANTEES	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS, CONTINGENCIES AND GUARANTEES
COMMITMENTS, CONTINGENCIES AND GUARANTEES
Commitments
Operating Leases
Future annual payments under the Company's operating leases for various premises, services and equipment as well as fixed payments on Alberta PPAs, net of sublease receipts, are approximately as follows:

year ended December 31	Minimum Lease Payments	Amounts Recoverable under Sub-leases	Net Payments
(millions of Canadian $)

2016	354	46	308
2017	355	45	310
2018	270	26	244
2019	248	24	224
2020	185	20	165
2021 and thereafter	311	1	310
	1,723	162	1,561

The operating lease agreements for premises, services and equipment expire at various dates through 2052, with an option to renew certain lease agreements for periods of one year to 25 years. Net rental expense on operating leases in 2015 was $131 million (2014 – $114 million; 2013 – $98 million).
TransCanada's commitments under the Alberta PPAs are considered to be operating leases and a portion of these PPAs have been subleased to third parties under similar terms and conditions. Fixed payments under these PPAs have been included in the above operating leases table. Variable payments have been excluded as these payments are dependent upon plant availability and other factors. TransCanada's share of payments under the PPAs in 2015 was $348 million (2014 – $391 million; 2013 – $242 million). The generating capacities and expiry dates of the PPAs are as follows:

	MW	Expiry Date

Sundance A	560	December 31, 2017
Sheerness	756	December 31, 2020

TransCanada and its affiliates have long-term natural gas transportation and natural gas purchase arrangements as well as other purchase obligations, all of which are transacted at market prices and in the normal course of business.
Other Commitments
Capital expenditure commitments include obligations related to the construction of growth projects and are based on the projects proceeding as planned. Changes to these projects, including cancellation, would reduce or possibly eliminate these commitments as a result of cost mitigation efforts.
At December 31, 2015, TransCanada was committed to Natural Gas Pipelines capital expenditures totaling approximately $0.9 billion (2014 – $0.9 billion), primarily related to construction costs related to the NGTL System, Mexican and other natural gas pipeline projects.
At December 31, 2015, the Company was committed to Liquids Pipelines capital expenditures totaling approximately $0.8 billion (2014 – $1.8 billion), primarily related to construction costs of Grand Rapids and Northern Courier.
At December 31, 2015, the Company was committed to Energy capital expenditures totaling approximately $0.6 billion (2014 – $0.2 billion), related to capital costs of the Napanee Generating Station. The Company also entered into an agreement to acquire the Ironwood natural gas fired, combined cycle power plant for US$657 million, before post-closing adjustments.
Contingencies
TransCanada is subject to laws and regulations governing environmental quality and pollution control. As at December 31, 2015, the Company had accrued approximately $32 million (2014 – $31 million; 2013 – $32 million) related to operating facilities, which represents the present value of the estimated future amount it expects to expend to remediate the sites. However, additional liabilities may be incurred as assessments occur and remediation efforts continue.
TransCanada and its subsidiaries are subject to various legal proceedings, arbitrations and actions arising in the normal course of business. While the final outcome of such legal proceedings and actions cannot be predicted with certainty, it is the opinion of management that the resolution of such proceedings and actions, other than the Keystone XL legal proceeding described in Note 28, will not have a material impact on the Company's consolidated financial position or results of operations.
Guarantees
TransCanada and its joint venture partner on Bruce Power, OMERS, have each severally guaranteed certain contingent financial obligations of Bruce Power related to a lease agreement and contractor and supplier services. The Company's exposure under certain of these guarantees is unlimited.
In addition to the guarantees for Bruce Power, the Company and its partners in certain other jointly owned entities have either (i) jointly and severally, (ii) jointly or (iii) severally guaranteed the financial performance of these entities related primarily to redelivery of natural gas, PPA payments and the payment of liabilities. For certain of these entities, any payments made by TransCanada under these guarantees in excess of its ownership interest are to be reimbursed by its partners.
The carrying value of these guarantees has been included in Other long-term liabilities. Information regarding the Company’s guarantees is as follows:

		2015		2014
year ended December 31	Term	Potential Exposure[1]	Carrying Value	Potential Exposure[1]	Carrying Value
(millions of Canadian $)

Bruce Power	Ranging to 2018[2]	88	2	634	6
Other jointly owned entities	Ranging to 2040	139	24	104	14
		227	26	738	20

[1]	TransCanada's share of the potential estimated current or contingent exposure.

[2]	Except for one guarantee with no termination date.